IVY FUNDS

Supplement dated March 25, 2008
to the
Statement of Additional Information dated September 13, 2007

At a meeting held on February 13, 2008, the Board of Trustees of Ivy Funds unanimously approved, effective March 24, 2008, the termination of the Investment Sub-Advisory Agreement between Ivy Investment Management Company (IICO) and BlackRock Capital Management, Inc. (BlackRock) dated February 2, 2007, relating to Ivy Small Cap Value Fund (Fund). As a result, on that date, IICO, the Fund's investment adviser, assumes direct investment management responsibilities of the Fund's portfolio.

The following supplements the disclosure regarding portfolio managers employed by IICO:

The following provides information relating to the portfolio manager for Ivy Small Cap Value Fund as of December 31, 2007:

Timothy J. Miller
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$358	$0	$2.6
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Ownership of Securities

As of December 31, 2007, the dollar range of shares of Ivy Small Cap Value Fund beneficially owned by Mr. Miller was: $0.

As of December 31, 2007, the dollar range of shares of Funds in the Fund Complex beneficially owned by Mr. Miller was: $0.

The following supplements the disclosure regarding the portfolio managers of Ivy Cundill Global Value Fund:

Portfolio Managers employed by the Cundill Division of Mackenzie Financial Corporation

The following provides information relating to the following portfolio managers of the Ivy Cundill Global Value Fund as of December 31, 2007:

Wade S. Burton
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$4.259	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Andrew Massie
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	5	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$8.059	$387	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Portfolio Manager Compensation

General –

Compensation is composed of a base salary and an annual bonus. The bonus is based upon a combination of personal objectives and personal and team investment performance. In addition, senior members of the firm participate in deferred compensation in the form of stock options.

Wade S. Burton –

Base salary – Fixed, reviewed annually

Annual bonus - The bonus contains three components:

1)	Personal objectives set annually
2)	Personal investment performance - tied to the performance of the clients' accounts managed by Mr. Burton.
3)	Team investment performance - tied to the performance of the clients' accounts managed by the whole Cundill team.

Andrew Massie –

Base salary – Fixed, reviewed annually

Annual bonus - The bonus contains three components:

1)	Personal objectives set annually
2)	Personal investment performance - tied to the performance of the clients' accounts managed by Mr. Massie.
3)	Team investment performance - tied to the performance of the clients' accounts managed by the whole Cundill team.

Ownership of Securities

As of December 31, 2007, the dollar range of shares of the Funds beneficially owned by the following portfolio managers was:

Manager	Dollar Range of Shares owned in Ivy Cundill Global Value Fund	Dollar Range of Shares owned in Ivy Funds
Wade S. Burton	$0	$0
Andrew Massie	$0	$0

The corresponding paragraph under "Foreign Securities and Currencies" in the section titled "Specific Securities and Investment Practices--each Fund except the Ivy Managed Funds" is deleted and replaced with:

Ivy Real Estate Securities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Mortgage Securities Fund, and Ivy Small Cap Value Fund may each invest up to 10% of the market value of its total assets in securities of foreign issuers which are not traded in the U.S. ADRs are not considered foreign securities for this limitation and therefore are not subject to, or included in, the 10% limitation. Such securities are typically publicly traded but may in some cases be issued as private placements (each Fund will treat private placement securities as illiquid securities which, when aggregated with all other illiquid securities, may not exceed 15% of the Fund's net assets. Ivy Value Fund may invest up to 25% of its total assets in securities of foreign issuers which are not publicly traded in the U.S., and is under no restrictions with respect to ADRs. In addition, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund may invest in foreign securities without limitation.